Note 15 - Financial Instruments - Fair Value of Derivative Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2018		Mar. 31, 2017
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	$ 218,769		$ 11,656
Fair value of derivative financial assets	64,662		3,010
Fair value of derivative financial liabilities, current	86,288		168,793
Non-current derivative financial liabilities	51,871		178,724
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	198,891	[1]	982
Fair value of derivative financial assets	60,550	[1]	983
Fair value of derivative financial liabilities, current	32,451	[1]	89,472
Non-current derivative financial liabilities	29,003	[1]	124,173
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	8,133	[2]	3,207
Fair value of derivative financial assets	1,342	[2]	2,027
Fair value of derivative financial liabilities, current	34,369	[2]	65,362
Non-current derivative financial liabilities	22,117	[2]	46,246
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current			565
Fair value of derivative financial assets
Fair value of derivative financial liabilities, current	1,068
Non-current derivative financial liabilities	505		295
Share swap [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets
Fair value of derivative financial liabilities, current	18,400		13,916
Non-current derivative financial liabilities
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets
Fair value of derivative financial liabilities, current
Non-current derivative financial liabilities	246		8,010
Other derivative options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	11,745		6,902
Fair value of derivative financial assets	2,770
Fair value of derivative financial liabilities, current			43
Non-current derivative financial liabilities

[1]	Physical forward contracts and options consist of: • Electricity contracts with a total remaining volume of 32,522,439 MWh, a weighted average price of $42.50/MWh and expiry dates up to December 31, 2027. • Natural gas contracts with a total remaining volume of 86,541,853 GJs, a weighted average price of $3.72/GJ and expiry dates up to October 31, 2023. • Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 3,662,766 MWh and 422,550 tonnes, respectively, a weighted average price of $27.84/REC and $2.50/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. • Electricity generation capacity contracts with a total remaining volume of 5,410 MWCap, a weighted average price of $6,912.86/MWCap and expiry dates up to October 31, 2022. • Ancillary contracts with a total remaining volume of 933,679 MWh, a weighted average price of $19.45/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: • Electricity contracts with a total remaining volume of 15,724,012 MWh, an average price of $49.41/MWh and expiry dates up to July 23, 2023. • Natural gas contracts with a total remaining volume of 117,006,333 GJs, an average price of $3.54/GJ and expiry dates up to December 31, 2022. • Electricity generation capacity contracts with a total remaining volume of 273 MWCap, a weighted average price of $4,146.69/MWCap and expiry dates up to October 31, 2020. • Ancillary contracts with a total remaining volume of 962,506 MWh, a weighted average price of $13.76/MWh and expiry dates up to December 31, 2019.